Document and Entity Information	Aug. 10, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	TENNECO INC
Entity Address, State or Province	IL
Amendment Flag	false
Entity Central Index Key	0001024725
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-12387
Entity Tax Identification Number	76-0515284
Entity Address, Address Line One	500 NORTH FIELD DRIVE
Entity Address, City or Town	LAKE FOREST
Entity Address, Postal Zip Code	60045
City Area Code	(847)
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class 160 A Voting Common Stock Par Value 0.01 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE